PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Banks – 3.8%
3,292	Bank of N.T. Butterfield & Son Ltd. (The)	$116,899
7,488	Huntington Bancshares, Inc.	115,765
2,220	PacWest Bancorp	100,610

		333,274

	Building Products – 0.9%
634	Allegion PLC	83,802

	Capital Markets – 6.0%
1,452	Ares Management Corp., Class A	107,201
6,814	Brightsphere Investment Group, Inc.	178,050
560	Nasdaq, Inc.	108,091
1,539	Raymond James Financial, Inc.	142,019

		535,361

	Chemicals – 3.9%
4,360	Axalta Coating Systems Ltd.(a)	127,269
1,766	FMC Corp.	161,695
592	LyondellBasell Industries NV, Class A	55,559

		344,523

	Communications Equipment – 4.6%
1,765	Motorola Solutions, Inc.	410,045

	Construction & Engineering – 2.0%
5,645	WillScot Mobile Mini Holdings Corp.(a)	179,059

	Consumer Finance – 2.2%
3,923	Synchrony Financial	191,756

	Containers & Packaging – 3.5%
430	Avery Dennison Corp.	89,100
2,156	Crown Holdings, Inc.	217,282

		306,382

	Diversified Consumer Services – 1.5%
1,531	Grand Canyon Education, Inc.(a)	134,667

	Electric Utilities – 3.6%
2,769	Alliant Energy Corp.	155,009
2,620	Evergy, Inc.	162,964

		317,973

	Electrical Equipment – 3.7%
1,246	AMETEK, Inc.	154,516
483	Hubbell, Inc.	87,264
2,769	nVent Electric PLC	89,522

		331,302

Shares	Description	Value (†)
Common Stocks – continued
	Electronic Equipment, Instruments & Components – 1.9%
232	CDW Corp.	$42,229
774	Keysight Technologies, Inc.(a)	127,160

		169,389

	Food & Staples Retailing – 2.7%
5,100	Performance Food Group Co.(a)	236,946

	Health Care Equipment & Supplies – 2.2%
207	Cooper Cos., Inc. (The)	85,555
1,449	Hologic, Inc.(a)	106,951

		192,506

	Health Care Providers & Services – 1.8%
19,463	Aveanna Healthcare Holdings, Inc.(a)	156,093

	Hotels, Restaurants & Leisure – 2.3%
6,308	Aramark	207,281

	Independent Power & Renewable Electricity Producers – 1.6%
8,516	Vistra Corp.	145,624

	Insurance – 5.8%
496	Allstate Corp. (The)	63,146
818	Arthur J. Gallagher & Co.	121,596
2,687	Athene Holding Ltd., Class A(a)	185,053
1,332	Reinsurance Group of America, Inc.	148,198

		517,993

	IT Services – 6.2%
2,655	Alliance Data Systems Corp.	267,863
348	Global Payments, Inc.	54,838
1,657	MAXIMUS, Inc.	137,862
5,573	SolarWinds Corp.	93,236

		553,799

	Life Sciences Tools & Services – 7.1%
410	Agilent Technologies, Inc.	64,587
4,743	Avantor, Inc.(a)	193,989
460	IQVIA Holdings, Inc.(a)	110,188
9,836	Sotera Health Co.(a)	257,212

		625,976

	Machinery – 2.5%
979	Crane Co.	92,819
1,606	Otis Worldwide Corp.	132,142

		224,961

	Media – 2.6%
1,546	Nexstar Media Group, Inc., Class A	234,930

	Metals & Mining – 1.0%
4,566	Constellium SE(a)	85,749

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 3.6%
1,901	Ameren Corp.	$153,981
2,768	CMS Energy Corp.	165,333

		319,314

	Oil, Gas & Consumable Fuels – 4.1%
1,368	Diamondback Energy, Inc.	129,509
1,426	Pioneer Natural Resources Co.	237,443

		366,952

	Pharmaceuticals – 4.4%
12,371	Elanco Animal Health, Inc.(a)	394,511

	Professional Services – 1.8%
622	CACI International, Inc., Class A(a)	163,026

	REITs - Diversified – 1.0%
8,245	New Residential Investment Corp.	90,695

	Semiconductors & Semiconductor Equipment – 1.8%
429	Analog Devices, Inc.	71,849
309	CMC Materials, Inc.	38,078
419	Entegris, Inc.	52,752

		162,679

	Software – 3.2%
7,096	N-Able, Inc.(a)	88,061
2,772	SS&C Technologies Holdings, Inc.	192,377

		280,438

	Specialty Retail – 2.3%
9,940	Leslie’s, Inc.(a)	204,168

	Textiles, Apparel & Luxury Goods – 2.9%
6,103	Skechers U.S.A., Inc., Class A(a)	257,058

	Total Common Stocks (Identified Cost $8,302,667)	8,758,232

Principal Amount
Short-Term Investments – 2.4%
$211,890	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $211,890 on 10/01/2021 collateralized by $193,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $216,178 including accrued interest(b) (Identified Cost $211,890)	211,890

	Total Investments – 100.9% (Identified Cost $8,514,557)	8,970,122
	Other assets less liabilities – (0.9)%	(83,311)

	Net Assets – 100.0%	$8,886,811

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,758,232	$—	$—	$8,758,232
Short-Term Investments	—	211,890	—	211,890

Total	$8,758,232	$211,890	$—	$8,970,122

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Life Sciences Tools & Services	7.1%
IT Services	6.2
Capital Markets	6.0
Insurance	5.8
Communications Equipment	4.6
Pharmaceuticals	4.4
Oil, Gas & Consumable Fuels	4.1
Chemicals	3.9
Banks	3.8
Electrical Equipment	3.7
Multi-Utilities	3.6
Electric Utilities	3.6
Containers & Packaging	3.5
Software	3.2
Textiles, Apparel & Luxury Goods	2.9
Food & Staples Retailing	2.7
Media	2.6
Machinery	2.5
Hotels, Restaurants & Leisure	2.3
Specialty Retail	2.3
Health Care Equipment & Supplies	2.2
Consumer Finance	2.2
Construction & Engineering	2.0
Other Investments, less than 2% each	13.3
Short-Term Investments	2.4

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%